Income Taxes - Schedule of Income Tax (Benefit) Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current:
Federal	$ (77)	$ 5,445	$ 697
State	1,047	7,746	2,715
Foreign	7,545	7,667	5,448
Current income tax expense	8,515	20,858	8,860
Deferred:
Federal	(5,002)	233	233
State	(591)	225	222
Foreign	2,615	(11,888)	816
Deferred income tax	(2,978)	(11,430)	1,271
Total income tax expense	$ 5,537	$ 9,428	$ 10,131